INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Basis difference in subsidiaries	$ 439,826	$ 69
Tax receivable agreement	158,616	0
Net operating losses	36,500	180
Other	2,057	551
Deferred Tax Assets	636,999	800
Deferred tax liabilities
Goodwill and intangible assets	47,924	0
Other	2,413	0
Deferred Tax Liabilities	$ 50,337	$ 0